Related Party Balances and Transactions - R&D (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 341	¥ 17,212
Suzhou Zenlead Xpt New Energy Technologies Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service		14,776
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Acceptance of R&D and maintenance service	¥ 341	¥ 2,436